Distribution Date:	05/15/26	Wells Fargo Commercial Mortgage Trust 2017-C42
Determination Date:	05/11/26
Next Distribution Date:	06/17/26
Record Date:	04/30/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C42

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Attention: A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	5		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	14-15				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		David Rodgers	(212) 310-9821
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95001GAA1	2.338000%	13,377,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	95001GAB9	3.439000%	12,320,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	95001GAC7	3.488000%	27,697,000.00	4,760,941.58	576,086.91	13,838.47	0.00	0.00	589,925.38	4,184,854.67	34.93%	30.00%
A-3	95001GAD5	3.330000%	147,000,000.00	93,926,613.90	0.00	260,646.35	0.00	0.00	260,646.35	93,926,613.90	34.93%	30.00%
A-4	95001GAE3	3.589000%	287,780,000.00	287,780,000.00	0.00	860,702.02	0.00	0.00	860,702.02	287,780,000.00	34.93%	30.00%
A-BP	95001GAF0	3.885000%	7,125,000.00	7,125,000.00	0.00	23,067.19	0.00	0.00	23,067.19	7,125,000.00	34.93%	30.00%
A-S	95001GAK9	3.851000%	40,686,000.00	40,686,000.00	0.00	130,568.16	0.00	0.00	130,568.16	40,686,000.00	28.19%	24.25%
B	95001GAL7	4.002000%	39,801,000.00	39,801,000.00	0.00	132,736.33	0.00	0.00	132,736.33	39,801,000.00	21.60%	18.63%
C	95001GAM5	4.297000%	36,263,000.00	36,263,000.00	0.00	129,851.76	0.00	0.00	129,851.76	36,263,000.00	15.59%	13.50%
D	95001GAU7	2.800000%	40,685,000.00	40,685,000.00	0.00	94,931.67	0.00	0.00	94,931.67	40,685,000.00	8.86%	7.75%
E	95001GAW3	3.039665%	20,343,000.00	20,343,000.00	0.00	30,646.15	0.00	0.00	30,646.15	20,343,000.00	5.49%	4.88%
F*	95001GAY9	3.039665%	7,960,000.00	7,960,000.00	0.00	0.00	0.00	0.00	0.00	7,960,000.00	4.17%	3.75%
G	95001GBA0	4.339665%	26,534,190.00	25,194,464.14	0.00	0.00	0.00	0.00	0.00	25,194,464.14	0.00%	0.00%
RR Interest	BCC2F5FB8	4.339665%	37,240,588.98	31,817,106.29	30,320.36	108,107.20	0.00	0.00	138,427.56	31,786,785.93	0.00%	0.00%
R	95001GBE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	95001GBC6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			744,811,778.98	636,342,125.91	606,407.27	1,785,095.30	0.00	0.00	2,391,502.57	635,735,718.64

X-A	95001GAG8	0.814856%	488,174,000.00	386,467,555.48	0.00	262,429.56	0.00	0.00	262,429.56	385,891,468.58
X-BP	95001GAH6	0.454665%	7,125,000.00	7,125,000.00	0.00	2,699.57	0.00	0.00	2,699.57	7,125,000.00
X-B	95001GAJ2	0.298658%	116,750,000.00	116,750,000.00	0.00	29,056.98	0.00	0.00	29,056.98	116,750,000.00
X-D	95001GAN3	1.539665%	40,685,000.00	40,685,000.00	0.00	52,201.06	0.00	0.00	52,201.06	40,685,000.00
X-E	95001GAQ6	1.300000%	20,343,000.00	20,343,000.00	0.00	22,038.25	0.00	0.00	22,038.25	20,343,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	95001GAS2	1.300000%	7,960,000.00	7,960,000.00	0.00	8,623.33	0.00	0.00	8,623.33	7,960,000.00
Notional SubTotal			681,037,000.00	579,330,555.48	0.00	377,048.75	0.00	0.00	377,048.75	578,754,468.58

Deal Distribution Total					606,407.27	2,162,144.05	0.00	0.00	2,768,551.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95001GAA1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	95001GAB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	95001GAC7	171.89376395	20.79961404	0.49963787	0.00000000	0.00000000	0.00000000	0.00000000	21.29925190	151.09414991
A-3	95001GAD5	638.95655714	0.00000000	1.77310442	0.00000000	0.00000000	0.00000000	0.00000000	1.77310442	638.95655714
A-4	95001GAE3	1,000.00000000	0.00000000	2.99083334	0.00000000	0.00000000	0.00000000	0.00000000	2.99083334	1,000.00000000
A-BP	95001GAF0	1,000.00000000	0.00000000	3.23750035	0.00000000	0.00000000	0.00000000	0.00000000	3.23750035	1,000.00000000
A-S	95001GAK9	1,000.00000000	0.00000000	3.20916679	0.00000000	0.00000000	0.00000000	0.00000000	3.20916679	1,000.00000000
B	95001GAL7	1,000.00000000	0.00000000	3.33499987	0.00000000	0.00000000	0.00000000	0.00000000	3.33499987	1,000.00000000
C	95001GAM5	1,000.00000000	0.00000000	3.58083336	0.00000000	0.00000000	0.00000000	0.00000000	3.58083336	1,000.00000000
D	95001GAU7	1,000.00000000	0.00000000	2.33333342	0.00000000	0.00000000	0.00000000	0.00000000	2.33333342	1,000.00000000
E	95001GAW3	1,000.00000000	0.00000000	1.50647151	1.02658261	7.14017942	0.00000000	0.00000000	1.50647151	1,000.00000000
F	95001GAY9	1,000.00000000	0.00000000	0.00000000	2.53305402	18.11376633	0.00000000	0.00000000	0.00000000	1,000.00000000
G	95001GBA0	949.50944951	0.00000000	0.00000000	3.43379391	56.19887624	0.00000000	0.00000000	0.00000000	949.50944951
RR Interest	BCC2F5FB8	854.36635567	0.81417509	2.90294012	0.18677954	2.51795883	0.00000000	0.00000000	3.71711522	853.55218058
R	95001GBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	95001GBC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95001GAG8	791.65944004	0.00000000	0.53757382	0.00000000	0.00000000	0.00000000	0.00000000	0.53757382	790.47935486
X-BP	95001GAH6	1,000.00000000	0.00000000	0.37888702	0.00000000	0.00000000	0.00000000	0.00000000	0.37888702	1,000.00000000
X-B	95001GAJ2	1,000.00000000	0.00000000	0.24888206	0.00000000	0.00000000	0.00000000	0.00000000	0.24888206	1,000.00000000
X-D	95001GAN3	1,000.00000000	0.00000000	1.28305420	0.00000000	0.00000000	0.00000000	0.00000000	1.28305420	1,000.00000000
X-E	95001GAQ6	1,000.00000000	0.00000000	1.08333333	0.00000000	0.00000000	0.00000000	0.00000000	1.08333333	1,000.00000000
X-F	95001GAS2	1,000.00000000	0.00000000	1.08333291	0.00000000	0.00000000	0.00000000	0.00000000	1.08333291	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	04/01/26 - 04/30/26	30	0.00	13,838.47	0.00	13,838.47	0.00	0.00	0.00	13,838.47	0.00
A-3	04/01/26 - 04/30/26	30	0.00	260,646.35	0.00	260,646.35	0.00	0.00	0.00	260,646.35	0.00
A-4	04/01/26 - 04/30/26	30	0.00	860,702.02	0.00	860,702.02	0.00	0.00	0.00	860,702.02	0.00
A-BP	04/01/26 - 04/30/26	30	0.00	23,067.19	0.00	23,067.19	0.00	0.00	0.00	23,067.19	0.00
X-A	04/01/26 - 04/30/26	30	0.00	262,429.56	0.00	262,429.56	0.00	0.00	0.00	262,429.56	0.00
X-BP	04/01/26 - 04/30/26	30	0.00	2,699.57	0.00	2,699.57	0.00	0.00	0.00	2,699.57	0.00
X-B	04/01/26 - 04/30/26	30	0.00	29,056.98	0.00	29,056.98	0.00	0.00	0.00	29,056.98	0.00
X-D	04/01/26 - 04/30/26	30	0.00	52,201.06	0.00	52,201.06	0.00	0.00	0.00	52,201.06	0.00
X-E	04/01/26 - 04/30/26	30	0.00	22,038.25	0.00	22,038.25	0.00	0.00	0.00	22,038.25	0.00
X-F	04/01/26 - 04/30/26	30	0.00	8,623.33	0.00	8,623.33	0.00	0.00	0.00	8,623.33	0.00
A-S	04/01/26 - 04/30/26	30	0.00	130,568.16	0.00	130,568.16	0.00	0.00	0.00	130,568.16	0.00
B	04/01/26 - 04/30/26	30	0.00	132,736.33	0.00	132,736.33	0.00	0.00	0.00	132,736.33	0.00
C	04/01/26 - 04/30/26	30	0.00	129,851.76	0.00	129,851.76	0.00	0.00	0.00	129,851.76	0.00
D	04/01/26 - 04/30/26	30	0.00	94,931.67	0.00	94,931.67	0.00	0.00	0.00	94,931.67	0.00
E	04/01/26 - 04/30/26	30	124,054.67	51,529.92	0.00	51,529.92	20,883.77	0.00	0.00	30,646.15	145,252.67
F	04/01/26 - 04/30/26	30	123,709.11	20,163.11	0.00	20,163.11	20,163.11	0.00	0.00	0.00	144,185.58
G	04/01/26 - 04/30/26	30	1,395,033.73	91,112.94	0.00	91,112.94	91,112.94	0.00	0.00	0.00	1,491,191.66
RR Interest	04/01/26 - 04/30/26	30	86,501.67	115,062.98	0.00	115,062.98	6,955.78	0.00	0.00	108,107.20	93,770.27
Totals			1,729,299.18	2,301,259.65	0.00	2,301,259.65	139,115.60	0.00	0.00	2,162,144.05	1,874,400.18

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,768,551.32
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,317,506.11	Master Servicing Fee	9,780.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,694.68
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	265.14
ARD Interest	0.00	Operating Advisor Fee	1,004.08
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	212.11
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,317,506.11	Total Fees	16,246.45

Principal		Expenses/Reimbursements
Scheduled Principal	606,407.27	Reimbursement for Interest on Advances	0.27
Unscheduled Principal Collections		ASER Amount	110,951.22
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	25,875.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,289.11
Total Principal Collected	606,407.27	Total Expenses/Reimbursements	139,115.60

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,162,144.05
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	606,407.27
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,768,551.32
Total Funds Collected	2,923,913.38	Total Funds Distributed	2,923,913.37

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	636,342,125.92	636,342,125.92	Beginning Certificate Balance	636,342,125.91
(-) Scheduled Principal Collections	606,407.27	606,407.27	(-) Principal Distributions	606,407.27
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	635,735,718.65	635,735,718.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	636,507,189.62	636,507,189.62	Ending Certificate Balance	635,735,718.64
Ending Actual Collateral Balance	635,941,127.50	635,941,127.50

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	3	17,721,049.40	2.79%	18	4.6307	NAP	Defeased	3	17,721,049.40	2.79%	18	4.6307	NAP
2,000,000 or less	2	3,047,948.48	0.48%	14	5.1604	0.714043	1.30 or less	6	114,267,969.23	17.97%	18	4.4391	1.082262
2,000,001 to 3,000,000	2	4,957,698.44	0.78%	18	4.8631	2.051027	1.31 to 1.40	4	36,561,456.82	5.75%	19	4.6639	1.380955
3,000,001 to 4,000,000	2	6,440,103.02	1.01%	19	5.1727	1.391047	1.41 to 1.50	1	51,903,355.33	8.16%	18	4.6200	1.461100
4,000,001 to 5,000,000	2	8,573,928.22	1.35%	19	4.8135	1.290885	1.51 to 1.75	3	55,354,407.98	8.71%	18	3.9621	1.533192
5,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	3	22,749,629.98	3.58%	18	4.6753	1.785862
7,000,001 to 8,000,000	2	14,510,029.40	2.28%	18	4.4336	2.268673	2.01 to 2.25	2	47,625,748.61	7.49%	17	4.1501	2.065671
8,000,001 to 9,000,000	1	8,464,405.26	1.33%	19	4.5700	1.617600	2.26 to 2.50	2	34,047,765.84	5.36%	19	4.5436	2.364628
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	4	81,952,096.40	12.89%	19	4.0983	2.593889
10,000,001 to 15,000,000	3	40,094,030.88	6.31%	19	4.5982	1.410628	2.76 or greater	5	173,552,239.06	27.30%	18	4.4065	3.579136
15,000,001 to 20,000,000	4	68,410,631.04	10.76%	18	4.5148	2.276727	Totals	33	635,735,718.65	100.00%	18	4.3702	2.239646
20,000,001 to 30,000,000	5	127,914,377.09	20.12%	17	4.3069	2.505929
30,000,001 to 50,000,000	4	147,098,162.09	23.14%	19	4.0852	2.446047
50,000,001 or greater	3	188,503,355.33	29.65%	18	4.4227	2.209384
Totals	33	635,735,718.65	100.00%	18	4.3702	2.239646
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	17,721,049.40	2.79%	18	4.6307	NAP
							Defeased	17	17,721,049.40	2.79%	18	4.6307	NAP
Alabama	1	1,489,230.37	0.23%	17	4.3790	3.840200
							Lodging	4	58,334,135.44	9.18%	19	4.5295	1.773766
Arkansas	1	7,010,029.40	1.10%	19	4.4920	1.785800
							Mixed Use	1	35,000,000.00	5.51%	19	4.5000	2.591000
California	5	104,140,250.64	16.38%	19	4.1912	1.926011
							Mobile Home Park	2	4,816,430.91	0.76%	18	4.9146	0.959988
Colorado	1	3,157,886.10	0.50%	17	4.3790	3.840200
							Multi-Family	1	4,171,202.97	0.66%	19	5.0600	1.337100
Florida	3	30,851,720.34	4.85%	17	4.3537	3.112222
							Office	10	349,693,469.44	55.01%	18	4.2566	2.438236
Indiana	1	2,332,529.49	0.37%	17	4.3790	3.840200
							Other	1	3,396,329.76	0.53%	19	5.2200	1.397900
Kansas	1	1,883,966.14	0.30%	17	4.3790	3.840200
							Retail	24	158,200,375.48	24.88%	17	4.4456	2.081489
Louisiana	1	25,000,000.00	3.93%	15	3.7700	2.027000
							Self Storage	1	4,402,725.25	0.69%	19	4.5800	1.247100
Michigan	3	101,835,281.70	16.02%	19	4.5508	3.716011
							Totals	61	635,735,718.65	100.00%	18	4.3702	2.239646
Minnesota	3	6,208,116.96	0.98%	17	4.3790	3.840200

Nevada	2	31,527,630.24	4.96%	18	4.6591	2.132056

New York	4	107,697,631.16	16.94%	18	4.3287	1.553272

Ohio	3	19,527,446.51	3.07%	18	5.1876	1.442394

Pennsylvania	4	80,549,749.74	12.67%	18	4.6034	1.650439

South Carolina	1	2,099,276.55	0.33%	17	4.3790	3.840200

Tennessee	2	55,698,725.32	8.76%	18	3.9618	1.467131

Texas	5	12,852,045.53	2.02%	18	4.6012	3.194789

Utah	2	5,653,153.06	0.89%	18	4.5947	2.698595

Washington	1	18,500,000.00	2.91%	18	3.7885	3.174700

Totals	61	635,735,718.65	100.00%	18	4.3702	2.239646

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	17,721,049.40	2.79%	18	4.6307	NAP	Defeased	3	17,721,049.40	2.79%	18	4.6307	NAP
	3.750% or less	1	37,384,400.68	5.88%	19	3.6189	2.567000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	87,500,000.00	13.76%	17	3.7840	2.010735	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	66,600,000.00	10.48%	18	4.1710	1.066700	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	8	160,714,099.04	25.28%	18	4.4387	2.491587	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	9	231,336,351.42	36.39%	19	4.5835	2.599463	49 months or greater	30	618,014,669.25	97.21%	18	4.3627	2.246098
	4.751% to 5.000%	2	4,957,698.44	0.78%	18	4.8631	2.051027	Totals	33	635,735,718.65	100.00%	18	4.3702	2.239646
	5.001% to 5.250%	4	12,537,734.18	1.97%	19	5.1217	1.157705
	5.251% or greater	2	16,984,385.49	2.67%	17	5.2993	1.101438
	Totals	33	635,735,718.65	100.00%	18	4.3702	2.239646
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	17,721,049.40	2.79%	18	4.6307	NAP	Defeased	3	17,721,049.40	2.79%	18	4.6307	NAP
	107 months or less	30	618,014,669.25	97.21%	18	4.3627	2.246098	Interest Only	8	294,070,000.00	46.26%	18	4.2019	2.493130
	108 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	22	323,944,669.25	50.96%	18	4.5087	2.021847
	Totals	33	635,735,718.65	100.00%	18	4.3702	2.239646	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	33	635,735,718.65	100.00%	18	4.3702	2.239646
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	17,721,049.40	2.79%	18	4.6307	NAP			No outstanding loans in this group
Underwriter's Information		1	7,500,000.00	1.18%	17	4.3790	2.720000
	12 months or less	25	523,667,023.01	82.37%	18	4.3800	2.425595
	13 months to 24 months	3	20,247,646.24	3.18%	19	4.5395	1.307574
	25 months or greater	1	66,600,000.00	10.48%	18	4.1710	1.066700
	Totals	33	635,735,718.65	100.00%	18	4.3702	2.239646
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	309360001	OF	Detroit	MI	Actual/360	4.516%	263,433.33	0.00	0.00	N/A	12/06/27	--	70,000,000.00	70,000,000.00	05/06/26
2	883100795	OF	Brooklyn	NY	Actual/360	4.171%	231,490.50	0.00	0.00	N/A	11/01/27	--	66,600,000.00	66,600,000.00	05/01/25
3	300571773	RT	Altoona	PA	Actual/360	4.620%	200,145.42	82,466.75	0.00	N/A	11/06/27	--	51,985,822.08	51,903,355.33	05/06/26
4	883100796	OF	Nashville	TN	Actual/360	3.790%	138,966.67	0.00	0.00	N/A	11/06/27	--	44,000,000.00	44,000,000.00	05/06/26
5	883100812	OF	Sunnyvale	CA	Actual/360	3.619%	112,951.09	69,332.12	0.00	N/A	12/06/27	--	37,453,732.80	37,384,400.68	05/06/26
6	310942496	MU	Bronx	NY	Actual/360	4.500%	131,250.00	0.00	0.00	N/A	12/11/27	--	35,000,000.00	35,000,000.00	05/11/26
7	310940977	RT	Various	Various	Actual/360	4.379%	100,242.61	0.00	0.00	N/A	10/06/27	--	27,470,000.00	27,470,000.00	05/06/26
7A	310943087				Actual/360	4.379%	27,368.75	0.00	0.00	N/A	10/06/27	--	7,500,000.00	7,500,000.00	05/06/26
8	695100847	OF	Detroit	MI	Actual/360	4.603%	117,999.55	48,668.14	0.00	12/06/27	12/06/29	12/06/27	30,762,429.55	30,713,761.41	05/06/26
10	695100836	OF	Miami	FL	Actual/360	4.350%	97,560.68	44,813.49	0.00	N/A	10/06/27	--	26,913,291.14	26,868,477.65	05/06/26
11	310943690	LO	Sherman Oaks	CA	Actual/360	4.474%	96,898.04	39,490.20	0.00	N/A	12/11/27	--	25,989,641.03	25,950,150.83	05/11/26
12	883100792	RT	Metairie	LA	Actual/360	3.770%	78,541.67	0.00	0.00	N/A	08/01/27	--	25,000,000.00	25,000,000.00	05/01/26
14	310941727	OF	Ontario	CA	Actual/360	4.570%	86,303.67	36,045.63	0.00	N/A	12/11/27	--	22,661,794.24	22,625,748.61	05/11/26
15	695100851	OF	Conshohocken	PA	Actual/360	4.478%	64,097.76	38,494.17	0.00	12/06/27	12/06/29	12/06/27	17,176,710.06	17,138,215.89	05/06/26
16	610942131	LO	Reno	NV	Actual/360	4.610%	65,105.08	37,543.35	0.00	N/A	11/11/27	--	16,947,093.30	16,909,549.95	05/11/26
17	883100801	OF	Bellevue	WA	Actual/360	3.788%	58,406.04	0.00	0.00	N/A	11/06/27	--	18,500,000.00	18,500,000.00	05/06/26
18	300571782	OF	Cleveland	OH	Actual/360	5.300%	70,192.44	29,762.40	0.00	N/A	11/06/27	--	15,892,627.60	15,862,865.20	04/06/26
19	309360019	RT	Henderson	NV	Actual/360	4.716%	57,574.02	31,797.17	0.00	N/A	12/06/27	--	14,649,877.46	14,618,080.29	05/06/26
20	883100805	RT	Santa Rosa	CA	Actual/360	4.465%	51,345.83	22,326.91	0.00	N/A	12/06/27	--	13,799,552.18	13,777,225.27	05/06/26
21	883100802	RT	Clarksville	TN	Actual/360	4.608%	45,009.99	22,625.98	0.00	N/A	11/06/27	--	11,721,351.30	11,698,725.32	05/06/26
22	310942401	LO	Wilkes-Barre	PA	Actual/360	4.570%	32,306.79	18,778.51	0.00	N/A	12/11/27	--	8,483,183.77	8,464,405.26	05/11/26
23	695100849	MF	Various	IL	Actual/360	4.553%	32,250.42	0.00	0.00	N/A	12/06/27	--	8,500,000.00	8,500,000.00	05/06/26
24	310941209	LO	Little Rock	AR	Actual/360	4.492%	26,299.71	15,715.73	0.00	N/A	12/11/27	--	7,025,745.13	7,010,029.40	05/11/26
27	883100800	RT	Various	Various	Actual/360	4.787%	20,187.45	10,197.58	0.00	N/A	11/06/27	08/06/27	5,060,568.54	5,050,370.96	05/06/26
29	410942237	SS	Napa	CA	Actual/360	4.580%	16,840.96	9,754.43	0.00	N/A	12/11/27	--	4,412,479.68	4,402,725.25	05/11/26
30	300571777	MF	Rome	NY	Actual/360	5.060%	17,622.52	8,050.97	0.00	N/A	12/06/27	--	4,179,253.94	4,171,202.97	05/06/26
31	695100839	RT	Elizabeth City	NC	Actual/360	4.600%	16,018.56	8,075.73	0.00	N/A	11/06/27	08/06/27	4,178,754.17	4,170,678.44	05/06/26
32	309360032	98	Houston	TX	Actual/360	5.220%	14,798.24	5,564.60	0.00	N/A	12/06/27	--	3,401,894.36	3,396,329.76	05/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	695100844	RT	Plymouth Meeting	PA	Actual/360	5.120%	13,013.67	6,304.70	0.00	N/A	11/06/27	--	3,050,077.96	3,043,773.26	05/06/26
34	695100843	MH	Sandy	UT	Actual/360	4.801%	11,587.44	6,253.24	0.00	N/A	11/06/27	--	2,896,255.96	2,890,002.72	05/06/26
35	300571776	RT	Holland	OH	Actual/360	4.950%	8,556.34	6,567.36	0.00	N/A	12/06/27	--	2,074,263.08	2,067,695.72	05/06/25
36	695100845	MH	Plattsburgh	NY	Actual/360	5.085%	8,180.25	4,015.39	0.00	N/A	11/06/27	--	1,930,443.58	1,926,428.19	02/06/24
37	410936447	RT	Clinton Township	MI	Actual/360	5.290%	4,960.62	3,762.72	0.00	N/A	12/11/26	--	1,125,283.01	1,121,520.29	05/11/26
Totals							2,317,506.11	606,407.27	0.00				636,342,125.92	635,735,718.65
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,820,070.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,901,219.60	1,460,498.00	01/01/24	03/31/24	09/11/25	30,349,774.36	872,698.43	125,106.11	1,940,393.07	1,859,525.60	0.00
3	7,402,616.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,001,094.68	3,379,224.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	24,041,517.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,378,725.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	34,652,563.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,372,949.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,733,523.00	4,329,535.10	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,211,300.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	17,197,853.81	11,283,383.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,032,525.33	839,391.46	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,107,179.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,258,475.06	3,408,793.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,725,433.08	621,674.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,579,272.00	0.00	--	--	--	0.00	0.00	99,656.85	99,656.85	0.00	0.00
19	2,040,751.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,410,225.00	852,857.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,395,895.02	292,925.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,084,658.44	1,153,059.04	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	977,064.64	1,022,411.28	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	446,586.33	201,757.99	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	419,941.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	341,592.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	332,437.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	347,676.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	508,577.00	254,288.68	01/01/24	06/30/24	08/11/25	315,994.08	17,501.94	13,791.72	163,875.51	0.00	0.00
36	(1,590.00)	0.00	--	--	04/13/26	1,020,182.19	93,343.99	7,818.78	233,909.52	0.00	0.00
37	222,565.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	155,942,698.59	29,099,800.06				31,685,950.63	983,544.36	246,373.46	2,437,834.95	1,859,525.60	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/15/26	0	0.00	0	0.00	3	70,594,123.91	0	0.00	1	1,926,428.19	0	0.00	0	0.00	0	0.00	4.370159%	4.305524%	18
04/17/26	0	0.00	0	0.00	3	70,604,706.66	0	0.00	1	1,930,443.58	0	0.00	0	0.00	0	0.00	4.370302%	4.305683%	19
03/17/26	0	0.00	0	0.00	3	70,614,688.54	0	0.00	1	1,934,169.97	0	0.00	0	0.00	0	0.00	4.370433%	4.305828%	20
02/18/26	0	0.00	0	0.00	3	70,626,303.05	0	0.00	1	1,938,698.06	0	0.00	0	0.00	0	0.00	4.370598%	4.306009%	21
01/16/26	0	0.00	0	0.00	3	70,636,192.32	0	0.00	1	1,942,388.47	0	0.00	0	0.00	0	0.00	4.370727%	4.306152%	22
12/17/25	0	0.00	0	0.00	3	70,646,039.19	0	0.00	1	1,946,062.79	0	0.00	0	0.00	0	0.00	4.370855%	4.306294%	23
11/18/25	0	0.00	0	0.00	3	70,656,406.47	0	0.00	1	1,949,995.32	0	0.00	0	0.00	1	25,000,000.00	4.370994%	4.306448%	24
10/20/25	0	0.00	0	0.00	3	70,666,166.66	0	0.00	1	1,953,636.47	0	0.00	0	0.00	1	7,548,875.63	4.369950%	4.307269%	25
09/17/25	0	0.00	0	0.00	3	70,676,450.42	0	0.00	1	1,957,537.05	0	0.00	0	0.00	0	0.00	4.373453%	4.314464%	26
08/15/25	0	0.00	2	68,724,979.35	2	9,534,896.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.373575%	4.314600%	27
07/17/25	0	0.00	1	66,600,000.00	3	11,681,384.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.373696%	4.314736%	28
06/17/25	0	0.00	2	68,737,326.81	2	9,567,029.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.373828%	4.314884%	29
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	883100795	05/01/25	11	6	125,106.11	1,940,393.07	2,482,304.94	66,600,000.00	08/01/24	13
18	300571782	04/06/26	0	B	99,656.85	99,656.85	0.00	15,892,627.60	09/24/25	13
35	300571776	05/06/25	11	6	13,791.72	163,875.51	24,102.21	2,143,314.63	01/24/25	11
36	695100845	02/06/24	26	6	7,818.78	233,909.52	102,957.89	2,026,455.68	02/23/24	7			08/26/25
Totals					246,373.46	2,437,834.95	2,609,365.04	86,662,397.91
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		1,121,520	1,121,520	0		0
13 - 24 Months		634,614,198	564,020,074	68,667,696		1,926,428
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-26	635,735,719	565,141,595	0	0	68,667,696	1,926,428
Apr-26	636,342,126	565,737,419	0	0	68,674,263	1,930,444
Mar-26	636,904,493	566,289,805	0	0	68,680,519	1,934,170
Feb-26	637,590,215	566,963,912	0	0	68,687,605	1,938,698
Jan-26	638,147,742	567,511,550	0	0	68,693,804	1,942,388
Dec-25	638,703,108	568,057,069	0	0	68,699,976	1,946,063
Nov-25	639,298,381	568,641,974	0	0	68,706,411	1,949,995
Oct-25	664,849,287	594,183,120	0	0	68,712,530	1,953,636
Sep-25	673,002,087	602,325,637	0	0	68,718,913	1,957,537
Aug-25	673,560,491	595,300,615	0	68,724,979	9,534,897	0
Jul-25	674,116,729	595,835,344	0	66,600,000	11,681,385	0
Jun-25	674,714,203	596,409,847	0	68,737,327	9,567,029	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100795	66,600,000.00	66,600,000.00	67,000,000.00	05/09/25	1,248,479.50	1.06670	03/31/24	11/01/27	I/O
18	300571782	15,862,865.20	15,892,627.60	91,700,000.00	08/09/17	3,953,388.00	1.04080	12/31/25	11/06/27	258
35	300571776	2,067,695.72	2,143,314.63	1,730,000.00	06/24/25	242,419.18	2.67150	06/30/24	12/06/27	198
36	695100845	1,926,428.19	2,026,455.68	1,500,000.00	02/09/26	(1,590.00)	(0.01080)	12/31/25	11/06/27	257
Totals		86,456,989.11	86,662,397.91	161,930,000.00		5,442,696.68

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	883100795	OF	NY	08/01/24	13

The Loan was transferred to the Special Servicer on 8/1/2024 for Imminent Default as the Borrower notified the Lender they would be unable to service the Debt Service due to tenancy issues. The Loan is now in default for delinquent payments.

The col lateral consists of a 36-story, 325,510 SF, Class A, multi-tenant office tower built/renovated in 1928/2014, and located in Brooklyn, New York ('Property'). The largest tenant, City University of New York ('CUNY') (47,162 SF, 15% NRA,

18% PGI), vacated at the end of the 8/31/24 LXP, and a Cash Sweep is was implemented. The Lender will dual track foreclosure/receivership proceedings while continuing discussions with Borrower until a resolution is reached. Receiver is now in-place, and has appointed PM/leasing firm to take over operations.

18	300571782	OF	OH	09/24/25	13

The Loan transferred to Special Servicing at the request of the Borrower on 09/24/2025 due to an Imminent Monetary Default related to declining occupancy at the Property. Between January 2024 and September 2025, occupancy decreased by

13.46%, with an additional 3.66% reduction in January 2026 related to KPMG. The Property is currently 73% occupied. The Property's largest tenant, Baker & Hostetler (40k SF / 7% NRA), has a lease expiration in November of 2026. Loan payments remain current through 05/06/2026 .

35	300571776	RT	OH	01/24/25	11

The Property was originally 100% occupied by Rite Aid with a 20-year lease at a base rent of $35.72/SF through 1/31/2028. Rite Aid filed for Bankruptcy on 10/15/2023 and the subject Lease was ultimately rejected. Tenant surrendered the premises and vacated the Property 9/2024. Borrower filed a POC and has been actively marketing the space w/ CBRE. Hard lockbox is in place, reserve funds applied to cover P&I through July. Lender continues to dual track FC with workout negotiations. Borrower provided a new lease with convenience store tenant to backfill tenancy, which has been conditionally approved by Lender. Negotiations of the reinstatement agreement are still on going. Final draft with bring current amounts as of 5/6 circulated 4/29. Per Borrower (4/29), Sponsor group is working on closing the larger refi with DB that would ultimately pay off the loan either the first or second week of May.

36	695100845	MH	NY	02/23/24	7

REO Title Date: 8/26/2025. Description of Collateral: The Property consists of two MHC communities located 1/2 mile apart in Plattsburgh, New York. The property has 107 pads which were built in 1970. Water and Sewer are provided by the municipality. The Property is currently 66% occupied. Deferred Maintenance/Repair Issues: Property Inspection as of Sept-2025 noted a minor deferred maintenance item for a pothole in the asphalt near pad site 35. Additionally, vacant pads were noted to be clean an d rent ready. Management/Leasing: M. Shapiro has been retained as the Property Manager. Marketing Summary: The asset is listed for sale and will be in a June auction event.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9	695100848	29,308,351.43	4.67100%	29,308,351.43	4.67100%	10	05/06/20	04/06/20	06/11/20
9	695100848	0.00	4.67100%	0.00	4.67100%	10	06/11/20	04/06/20	05/06/20
11	310943690	27,000,000.00	4.47400%	0.00	4.47400%	9	07/09/21	07/11/21	--
11	310943690	0.00	4.47400%	0.00	4.47400%	9	08/11/21	07/11/21	07/09/21
24	310941209	7,920,012.64	4.49200%	7,920,012.64	4.49200%		09/09/20	04/11/20	11/12/20
24	310941209	0.00	4.49200%	0.00	4.49200%		11/12/20	04/11/20	09/09/20
26	410939089	0.00	4.53000%	0.00	4.53000%		07/22/20	05/11/20	09/11/20
26	410939089	0.00	4.53000%	0.00	4.53000%		09/11/20	05/11/20	07/22/20
Totals		37,228,364.07		37,228,364.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
26	410939089 09/17/24	7,200,000.00	6,350,000.00	7,481,941.61	1,623,527.06	7,481,941.61	5,858,414.55	1,341,585.45	0.00	(68,570.37)	1,410,155.82	19.58%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,200,000.00	6,350,000.00	7,481,941.61	1,623,527.06	7,481,941.61	5,858,414.55	1,341,585.45	0.00	(68,570.37)	1,410,155.82

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
26	410939089	03/17/26	0.00	0.00	1,410,155.82	0.00	0.00	811.00	0.00	0.00	1,410,238.28
		11/18/25	0.00	0.00	1,409,344.82	0.00	0.00	16,082.46	0.00	0.00
		10/20/25	0.00	0.00	1,393,344.82	0.00	0.00	200.00	0.00	0.00
		07/17/25	0.00	0.00	1,393,144.82	0.00	0.00	48,571.78	0.00	0.00
		02/18/25	0.00	0.00	1,344,573.04	0.00	0.00	2,987.59	0.00	0.00
		09/17/24	0.00	0.00	1,341,585.45	0.00	0.00	1,341,585.45	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,410,155.82	0.00	0.00	1,410,238.28	0.00	0.00	1,410,238.28

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	13,875.00	0.00	0.00	105,364.30	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.27	0.00	0.00	0.00
26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,094.11	0.00
35	0.00	0.00	3,500.00	0.00	0.00	1,302.16	0.00	0.00	0.00	0.00	195.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	4,284.76	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	25,875.00	0.00	0.00	110,951.22	0.00	0.00	0.27	0.00	2,289.11	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		139,115.60

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com/>, specifically under the "Risk Retention Compliance" tab for the Wells Fargo Commercial Mortgage

Trust 2017-C42 transaction, certain Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28